One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

September 9, 2022

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XVII
1940 Act Registration Number: 811‑21481
1933 Act Registration Numbers: 333‑111589, 333‑124509
CIK: 0001274458
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XVII, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 19, 2022
American Century Variable Portfolios, Inc.	0000814680	August 24, 2022
BNY Mellon Investment Portfolios	0001056707	August 10, 2022
Guggenheim Variable Funds Trust	0000217087	September 6, 2022
MFS® Variable Insurance Trust	0000918571	August 18, 2022
Neuberger Berman Advisers Management Trust	0000736913	August 23, 2022
PIMCO Variable Insurance Trust	0001047304	August 29, 2022
Rydex Variable Trust	0001064046	September 6, 2022

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Deputy General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company